FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04085

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Income Fund

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

CYNTHIA LO BESSETTE, SECRETARY AND CHIEF LEGAL OFFICER, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 7/31, 8/31

DATE OF REPORTING PERIOD: 07/01/2021 - 06/30/2022

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Income Fund

BY: /s/ LAURA M. DEL PRATO*
LAURA M. DEL PRATO, TREASURER
DATE: 08/10/2022 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2021 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY ENVIRONMENTAL BOND FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY FLEX CORE BOND FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY GNMA FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY GOVERNMENT INCOME FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2010 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2015 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2020 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2025 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT 2030 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY MANAGED RETIREMENT INCOME FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SERIES GOVERNMENT BOND INDEX FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2010 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2015 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2020 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD 2025 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY SIMPLICITY RMD INCOME FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ACNR HOLDINGS, INC. MEETING DATE: NOV 01, 2021
TICKER: SECURITY ID: GGA556000
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Eugene I. Davis	Management	For	For
1.2	Elect Director Lawrence M. Clark, Jr.	Management	For	For
1.3	Elect Director Robert D. Moore	Management	For	For
1.4	Elect Director John J. Ogden	Management	For	For
1.5	Elect Director Richard D. Robison	Management	For	For
1.6	Elect Director Raphael T. Wallander	Management	For	For

ALTICE USA, INC. MEETING DATE: JUN 15, 2022
TICKER: ATUS SECURITY ID: 02156K103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Patrick Drahi	Management	For	For
1b	Elect Director Gerrit Jan Bakker	Management	For	For
1c	Elect Director David Drahi	Management	For	For
1d	Elect Director Dexter Goei	Management	For	For
1e	Elect Director Mark Mullen	Management	For	For
1f	Elect Director Dennis Okhuijsen	Management	For	For
1g	Elect Director Susan Schnabel	Management	For	For
1h	Elect Director Charles Stewart	Management	For	For
1i	Elect Director Raymond Svider	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against
3	Amend Omnibus Stock Plan	Management	For	Against
4	Ratify KPMG LLP as Auditors	Management	For	For

CAESARS ENTERTAINMENT, INC. MEETING DATE: JUN 14, 2022
TICKER: CZR SECURITY ID: 12769G100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Gary L. Carano	Management	For	For
1.2	Elect Director Bonnie S. Biumi	Management	For	For
1.3	Elect Director Jan Jones Blackhurst	Management	For	For
1.4	Elect Director Frank J. Fahrenkopf	Management	For	For
1.5	Elect Director Don R. Kornstein	Management	For	For
1.6	Elect Director Courtney R. Mather	Management	For	For
1.7	Elect Director Sandra D. Morgan	Management	For	For
1.8	Elect Director Michael E. Pegram	Management	For	For
1.9	Elect Director Thomas R. Reeg	Management	For	For
1.10	Elect Director David P. Tomick	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	For

CALIFORNIA RESOURCES CORPORATION MEETING DATE: MAY 04, 2022
TICKER: CRC SECURITY ID: 13057Q305
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Andrew B. Bremner	Management	For	For
1.2	Elect Director Douglas E. Brooks	Management	For	For
1.3	Elect Director Tiffany (TJ) Thom Cepak	Management	For	For
1.4	Elect Director James N. Chapman	Management	For	For
1.5	Elect Director Mark A. (Mac) McFarland	Management	For	For
1.6	Elect Director Nicole Neeman Brady	Management	For	For
1.7	Elect Director Julio M. Quintana	Management	For	For
1.8	Elect Director William B. Roby	Management	For	For
1.9	Elect Director Alejandra (Ale) Veltmann	Management	For	For
2	Ratify KPMG LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Approve Qualified Employee Stock Purchase Plan	Management	For	For
5a	Eliminate Supermajority Vote Requirement for Removal of Directors	Management	For	For
5b	Eliminate Supermajority Vote Requirement to Amend Certain Provisions of Certificate of Incorporation	Management	For	For

CHESAPEAKE ENERGY CORPORATION MEETING DATE: JUN 09, 2022
TICKER: CHK SECURITY ID: 165167735
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Domenic J. Dell'Osso, Jr.	Management	For	For
1b	Elect Director Timothy S. Duncan	Management	For	For
1c	Elect Director Benjamin C. Duster, IV	Management	For	For
1d	Elect Director Sarah A. Emerson	Management	For	For
1e	Elect Director Matthew M. Gallagher	Management	For	For
1f	Elect Director Brian Steck	Management	For	For
1g	Elect Director Michael A. Wichterich	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify PricewaterhouseCoopers LLP as Auditor	Management	For	For

CHESAPEAKE ENERGY CORPORATION MEETING DATE: JUN 09, 2022
TICKER: CHK SECURITY ID: HBI046000
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Domenic J. Dell'Osso, Jr.	Management	For	For
1b	Elect Director Timothy S. Duncan	Management	For	For
1c	Elect Director Benjamin C. Duster, IV	Management	For	For
1d	Elect Director Sarah A. Emerson	Management	For	For
1e	Elect Director Matthew M. Gallagher	Management	For	For
1f	Elect Director Brian Steck	Management	For	For
1g	Elect Director Michael A. Wichterich	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify PricewaterhouseCoopers LLP as Auditor	Management	For	For

DENBURY INC. MEETING DATE: JUN 01, 2022
TICKER: DEN SECURITY ID: 24790A101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Kevin O. Meyers	Management	For	For
1b	Elect Director Anthony M. Abate	Management	For	For
1c	Elect Director Caroline G. Angoorly	Management	For	For
1d	Elect Director James N. Chapman	Management	For	For
1e	Elect Director Christian S. Kendall	Management	For	For
1f	Elect Director Lynn A. Peterson	Management	For	For
1g	Elect Director Brett R. Wiggs	Management	For	For
1h	Elect Director Cindy A. Yeilding	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Approve Qualified Employee Stock Purchase Plan	Management	For	For
4	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

NEW FORTRESS ENERGY INC. MEETING DATE: JUN 15, 2022
TICKER: NFE SECURITY ID: 644393100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Desmond Iain Catterall	Management	For	For
1.2	Elect Director Wesley R. Edens	Management	For	For
1.3	Elect Director Randal A. Nardone	Management	For	For
2	Ratify Ernst & Young LLP as Auditors	Management	For	For

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND K6 FUND
07/01/2021 - 06/30/2022

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Lisa Goulemas my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2021.

WITNESS my hand on this 1st day of June 2021.

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer